Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of basic weighted average number of outstanding shares
	2022	2021	2020
	#	#	#
Basic weighted average number of shares outstanding	8,271,660	7,419,844	6,030,526
Plus weighed average unexercised pre-funded warrants	71,795	–	–
Total weighed average number of shares outstanding for LPS	8,343,455	7,419,844	6,030,526